CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 0
Intangible assets, accumulated amortization			1,049,425
Property and equipment, accumulated depreciation	61,920
Accounts payable, due to joint venture partner	0	289,753	396,625
Other accrued liabilities, due to joint venture partner	$ 0	$ 2,185,000	$ 2,185,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	402,900,827	322,538,559	263,040,586
Common stock, shares outstanding	402,900,827	322,538,559	263,040,586
Series E Preferred Stock
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, shares authorized		100,000	100,000
Preferred Stock, shares issued		0	100,000
Preferred Stock, shares outstanding		0	100,000
Preferred Stock
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, shares authorized		10,000,000	10,000,000
Preferred Stock, shares issued		0	0
Preferred Stock, shares outstanding		0	0